EQUITY COMPENSATION PLAN - Narrative (Details)		12 Months Ended
	May 30, 2024 USD ($) right $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of stock options exercised		$ 65,300,000	$ 2,100,000
Total fair value of stock options		42,500,000	24,900,000
Merger consideration exercise price (in dollars per share) | $ / shares	$ 35.00
Sale of stock, per share in cash (in dollars per share) | $ / shares	$ 30.00
Sale of stock, right per share, contingency | right	1
Sale of stock, price per share, contingency (in dollars per share) | $ / shares	$ 5.00
Total stock-based compensation expense	$ 1,800,000
Cancelled, threshold exercise price (in dollars per share) | $ / shares	$ 35.00
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense		$ 0
Stock options exercised (in shares) | shares		3,449,000
2024 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		1 year
Unrecognized stock-based compensation expense		$ 36,500,000
Number of shares authorized (in shares) | shares		4,000,000.0
Number of shares authorized, currently available (in shares) | shares		300,000
Stock options exercised (in shares) | shares		0
Weighted-average period of recognition (in years)		3 years 4 months 24 days
Options to purchase common stock issued and outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 39,300,000
Options to purchase common stock issued and outstanding | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years
Contractual term (in years)		10 years
Total stock-based compensation expense		$ 51,534,000	$ 24,846,000
Options to purchase common stock issued and outstanding | 2017 Plan | Cliff Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		1 year
Options to purchase common stock issued and outstanding | 2024 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years
Contractual term (in years)		10 years
Total stock-based compensation expense		$ 6,984,000
Options to purchase common stock issued and outstanding | 2024 Plan | Cliff Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		1 year